UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS Core Equity Fund
	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 10.5%
Auto Components 0.0%
Lear Corp.	39,300	1,482,789
Diversified Consumer Services 0.3%
Coinstar, Inc.* (a)	123,500	8,479,510
Hotels, Restaurants & Leisure 0.6%
Brinker International, Inc. (a)	317,500	10,118,725
MGM Resorts International* (a)	476,400	5,316,624
Starbucks Corp.	92,900	4,953,428

		20,388,777
Household Durables 0.9%
Sony Corp. (ADR)	612,000	8,714,880
Whirlpool Corp. (a)	304,700	18,635,452

		27,350,332
Media 2.8%
CBS Corp. "B"	200,000	6,556,000
Charter Communications, Inc. "A"*	43,700	3,097,019
Comcast Corp. "A" (a)	335,300	10,719,541
Comcast Corp. Special "A"	362,100	11,369,940
DISH Network Corp. "A"	118,100	3,371,755
Gannett Co., Inc.	477,800	7,037,994
Lions Gate Entertainment Corp.* (a)	859,700	12,671,978
Omnicom Group, Inc. (a)	303,200	14,735,520
Regal Entertainment Group "A" (a)	266,500	3,667,040
Time Warner Cable, Inc.	66,700	5,476,070
Time Warner, Inc.	221,400	8,523,900
Viacom, Inc. "B"	73,200	3,441,864

		90,668,621
Multiline Retail 1.8%
Dillard's, Inc. "A" (a)	322,875	20,560,680
Macy's, Inc.	797,300	27,387,255
Sears Holdings Corp.* (a)	172,700	10,310,190

		58,258,125
Specialty Retail 4.0%
Aaron's, Inc.	362,100	10,251,051
Best Buy Co., Inc. (a)	1,716,400	35,975,744
Home Depot, Inc. (a)	459,500	24,348,905
Ross Stores, Inc.	137,800	8,608,366
The Gap, Inc. (a)	1,191,400	32,596,704
TJX Companies, Inc.	425,800	18,279,594

		130,060,364
Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc.*	57,700	3,035,020
Consumer Staples 10.8%
Beverages 0.5%
Monster Beverage Corp.* (a)	213,300	15,186,960
Food & Staples Retailing 2.9%
CVS Caremark Corp.	1,104,800	51,627,304
Kroger Co. (a)	925,200	21,455,388
Safeway, Inc.	497,300	9,025,995
Whole Foods Market, Inc. (a)	123,700	11,791,084

		93,899,771
Food Products 2.7%
Archer-Daniels-Midland Co.	1,035,500	30,567,960
Bunge Ltd.	54,600	3,425,604
Dean Foods Co.*	1,188,000	20,231,640
Kraft Foods, Inc. "A"	206,400	7,971,168
The Hershey Co.	124,700	8,982,141
Tyson Foods, Inc. "A"	942,300	17,743,509

		88,922,022
Household Products 0.9%
Church & Dwight Co., Inc. (a)	47,600	2,640,372
Clorox Co.	42,200	3,057,812
Kimberly-Clark Corp.	118,100	9,893,237
Procter & Gamble Co.	214,700	13,150,375

		28,741,796
Personal Products 0.5%
Herbalife Ltd. (a)	187,600	9,066,708
Nu Skin Enterprises, Inc. "A" (a)	139,500	6,542,550

		15,609,258
Tobacco 3.3%
Altria Group, Inc. (a)	713,000	24,634,150
Lorillard, Inc.	111,300	14,686,035
Philip Morris International, Inc.	758,600	66,195,436

		105,515,621
Energy 9.3%
Energy Equipment & Services 1.2%
Helix Energy Solutions Group, Inc.*	558,100	9,158,421
Transocean Ltd.	568,200	25,415,586
Weatherford International Ltd.*	277,100	3,499,773

		38,073,780
Oil, Gas & Consumable Fuels 8.1%
Cheniere Energy, Inc.* (a)	587,400	8,658,276
Chevron Corp.	295,900	31,217,450
Cobalt International Energy, Inc.* (a)	83,400	1,959,900
CVR Energy, Inc.*	132,500	3,521,850
Energy XXI (Bermuda) Ltd. (a)	96,300	3,013,227
Exxon Mobil Corp.	63,500	5,433,695
HollyFrontier Corp.	631,200	22,363,416
Marathon Oil Corp.	634,400	16,221,608
Marathon Petroleum Corp.	844,500	37,934,940
Murphy Oil Corp.	201,300	10,123,377
Statoil ASA (ADR) (a)	811,000	19,350,460
Sunoco, Inc. (a)	189,600	9,006,000
Tesoro Corp.* (a)	1,517,500	37,876,800
Valero Energy Corp.	1,234,300	29,808,345
Western Refining, Inc. (a)	1,208,800	26,919,976

		263,409,320
Financials 16.6%
Capital Markets 0.5%
State Street Corp. (a)	397,100	17,726,544
Commercial Banks 3.7%
KeyCorp	1,423,200	11,015,568
Regions Financial Corp.	6,330,500	42,730,875
SunTrust Banks, Inc.	1,106,200	26,803,226
Susquehanna Bancshares, Inc.	193,100	1,988,930
Wells Fargo & Co.	561,400	18,773,216
Zions Bancorp. (a)	969,300	18,823,806

		120,135,621
Consumer Finance 3.3%
American Express Co.	424,000	24,681,040
Capital One Financial Corp. (a)	776,400	42,438,024
Discover Financial Services	1,134,200	39,220,636

		106,339,700
Diversified Financial Services 1.5%
Bank of America Corp.	1,699,700	13,903,546
Citigroup, Inc. (a)	846,900	23,213,529
JPMorgan Chase & Co.	282,100	10,079,433
Moody's Corp. (a)	48,800	1,783,640

		48,980,148
Insurance 5.0%
ACE Ltd.	594,900	44,099,937
Aflac, Inc.	70,800	3,015,372
Allied World Assurance Co. Holdings AG (a)	75,300	5,984,091
Allstate Corp. (a)	1,105,400	38,788,486
American International Group, Inc.* (a)	750,300	24,077,127
Chubb Corp.	278,900	20,309,498
Fidelity National Financial, Inc. "A" (a)	89,000	1,714,140
Loews Corp.	184,300	7,539,713
MetLife, Inc. (a)	225,400	6,953,590
PartnerRe Ltd.	45,700	3,458,119
RenaissanceRe Holdings Ltd.	30,900	2,348,709
XL Group PLC	134,600	2,831,984

		161,120,766
Real Estate Investment Trusts 2.6%
American Capital Agency Corp. (REIT) (a)	1,138,000	38,248,180
Brandywine Realty Trust (REIT)	165,700	2,044,738
CBL & Associates Properties, Inc. (REIT)	456,600	8,921,964
Hospitality Properties Trust (REIT)	164,400	4,072,188
Taubman Centers, Inc. (REIT) (a)	152,500	11,766,900
Weyerhaeuser Co. (REIT) (a)	798,600	17,856,696

		82,910,666
Health Care 14.7%
Biotechnology 1.4%
Amgen, Inc.	364,900	26,652,296
Amylin Pharmaceuticals, Inc.* (a)	418,600	11,817,078
Regeneron Pharmaceuticals, Inc.*	57,600	6,579,072

		45,048,446
Health Care Providers & Services 6.6%
Aetna, Inc.	154,800	6,001,596
AmerisourceBergen Corp.	262,300	10,321,505
Cardinal Health, Inc.	287,500	12,075,000
Community Health Systems, Inc.*	116,360	3,261,571
Humana, Inc.	635,900	49,244,096
McKesson Corp.	86,700	8,128,125
UnitedHealth Group, Inc.	1,022,700	59,827,950
WellCare Health Plans, Inc.*	303,000	16,059,000
WellPoint, Inc. (a)	750,300	47,861,637

		212,780,480
Pharmaceuticals 6.7%
Abbott Laboratories	1,047,000	67,500,090
AstraZeneca PLC (ADR) (a)	184,200	8,242,950
Bristol-Myers Squibb Co. (a)	425,300	15,289,535
Eli Lilly & Co.	1,281,300	54,980,583
Forest Laboratories, Inc.*	302,900	10,598,471
Johnson & Johnson	80,500	5,438,580
Merck & Co., Inc.	782,800	32,681,900
Par Pharmaceutical Companies, Inc.* (a)	75,600	2,732,184
Pfizer, Inc.	840,600	19,333,800

		216,798,093
Industrials 10.6%
Aerospace & Defense 2.7%
Boeing Co.	73,300	5,446,190
Honeywell International, Inc.	369,500	20,632,880
Lockheed Martin Corp. (a)	46,900	4,084,052
Northrop Grumman Corp. (a)	641,300	40,908,527
Raytheon Co. (a)	268,700	15,205,733

		86,277,382
Airlines 2.9%
Alaska Air Group, Inc.*	320,700	11,513,130
Delta Air Lines, Inc.* (a)	2,241,400	24,543,330
Southwest Airlines Co.	879,400	8,108,068
U.S. Airways Group, Inc.* (a)	2,292,300	30,556,359
United Continental Holdings, Inc.* (a)	790,700	19,237,731

		93,958,618
Building Products 0.4%
Masco Corp.	171,000	2,371,770
USG Corp.* (a)	608,400	11,590,020

		13,961,790
Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV	123,300	4,680,468
Quanta Services, Inc.*	162,600	3,913,782
URS Corp.	314,300	10,962,784

		19,557,034
Electrical Equipment 0.1%
General Cable Corp.*	69,700	1,808,018
Industrial Conglomerates 1.4%
General Electric Co.	943,500	19,662,540
Koninklijke Philips Electronics NV	268,200	5,275,494
Tyco International Ltd.	359,900	19,020,715

		43,958,749
Machinery 1.5%
AGCO Corp.* (a)	268,900	12,296,797
Caterpillar, Inc.	105,300	8,941,023
Ingersoll-Rand PLC	471,800	19,900,524
ITT Corp. (a)	121,800	2,143,680
Oshkosh Corp.*	306,900	6,429,555

		49,711,579
Professional Services 0.1%
Robert Half International, Inc. (a)	97,300	2,779,861
Road & Rail 0.3%
Avis Budget Group, Inc.*	180,100	2,737,520
Con-way, Inc. (a)	203,400	7,344,774

		10,082,294
Trading Companies & Distributors 0.6%
United Rentals, Inc.*	562,000	19,130,480
Information Technology 16.8%
Communications Equipment 0.7%
Brocade Communications Systems, Inc.*	438,600	2,162,298
Cisco Systems, Inc. (a)	1,222,900	20,997,193

		23,159,491
Computers & Peripherals 4.9%
Apple, Inc.*	136,900	79,949,600
Dell, Inc.*	2,233,800	27,967,176
Lexmark International, Inc. "A" (a)	110,100	2,926,458
Seagate Technology PLC (a)	445,900	11,027,107
Western Digital Corp.*	1,214,700	37,024,056

		158,894,397
Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc.*	74,500	2,299,070
Flextronics International Ltd.*	421,600	2,613,920
Tech Data Corp.* (a)	93,100	4,484,627
Vishay Intertechnology, Inc.* (a)	833,800	7,862,734

		17,260,351
Internet Software & Services 2.3%
AOL, Inc.* (a)	726,400	20,397,312
Google, Inc. "A"*	34,200	19,838,394
IAC/InterActiveCorp. (a)	624,100	28,458,960
Yahoo!, Inc.*	301,100	4,766,413

		73,461,079
IT Services 3.4%
Alliance Data Systems Corp.* (a)	67,700	9,139,500
Computer Sciences Corp. (a)	130,564	3,240,599
Fiserv, Inc.*	131,700	9,511,374
International Business Machines Corp.	45,900	8,977,122
Lender Processing Services, Inc.	156,400	3,953,792
MasterCard, Inc. "A" (a)	125,500	53,978,805
Total System Services, Inc.	108,200	2,589,226
Visa, Inc. "A" (a)	145,300	17,963,439

		109,353,857
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	2,097,600	12,019,248
First Solar, Inc.* (a)	449,900	6,775,494
Intel Corp. (a)	989,600	26,372,840
KLA-Tencor Corp. (a)	266,700	13,134,975
Kulicke & Soffa Industries, Inc.*	473,100	4,220,052
Micron Technology, Inc.*	2,450,856	15,464,901
Teradyne, Inc.* (a)	219,600	3,087,576

		81,075,086
Software 2.4%
Microsoft Corp.	2,214,800	67,750,732
Solarwinds, Inc.* (a)	242,700	10,572,012

		78,322,744
Materials 3.9%
Chemicals 2.3%
CF Industries Holdings, Inc.	223,600	43,320,264
Georgia Gulf Corp.	63,800	1,637,746
PPG Industries, Inc.	203,300	21,574,196
Valspar Corp.	131,500	6,902,435

		73,434,641
Construction Materials 0.3%
Cemex SAB de CV (ADR) (a)	1,351,628	9,096,456
Metals & Mining 0.6%
Kinross Gold Corp.	1,036,600	8,448,290
Ternium SA (ADR)	291,400	5,702,698
Yamana Gold, Inc. (a)	406,700	6,263,180

		20,414,168
Paper & Forest Products 0.7%
Domtar Corp. (a)	274,100	21,026,211
Louisiana-Pacific Corp.* (a)	219,200	2,384,896

		23,411,107
Telecommunication Services 2.2%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc. (a)	1,343,600	59,709,584
Wireless Telecommunication Services 0.3%
China Mobile Ltd. (ADR)	203,500	11,125,345
Utilities 3.2%
Electric Utilities 0.7%
Edison International (a)	325,600	15,042,720
NV Energy, Inc.	435,600	7,657,848

		22,700,568
Independent Power Producers & Energy Traders 0.9%
Calpine Corp.*	1,236,800	20,419,568
NRG Energy, Inc.*	616,200	10,697,232

		31,116,800
Multi-Utilities 1.6%
Ameren Corp.	386,000	12,946,440
Consolidated Edison, Inc. (a)	235,600	14,651,964
DTE Energy Co.	78,700	4,669,271
PG&E Corp. (a)	339,600	15,373,692
Sempra Energy	48,400	3,333,792

		50,975,159

Total Common Stocks (Cost $3,140,731,147)		3,185,659,168
Securities Lending Collateral 27.2%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $877,261,456)	877,261,456	877,261,456
Cash Equivalents 1.2%
Central Cash Management Fund, 0.14% (b) (Cost $38,747,705)	38,747,705	38,747,705

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,056,740,308) †	127.0	4,101,668,329
Other Assets and Liabilities, Net (a)	(27.0)	(870,874,498)

Net Assets	100.0	3,230,793,831

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $4,065,442,858.  At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $36,225,471.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $151,556,479 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $115,331,008.

(a)
All or a portion of these securities were on loan amounting to $816,317,834. In addition, included in other assets and liabilities, net are pending sale, amounting to $113,077,771, that are also on loan. The value of all securities loaned at June 30, 2012 amounted to $929,395,605 which is 28.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At June 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	9/21/2012	675	45,778,500	1,257,289

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$3,185,659,168	$—	$—	$3,185,659,168
Short-Term Investments(d)	916,009,161	—	—	916,009,161
Derivatives(e)	1,257,289	—	—	1,257,289
Total	$4,102,925,618	$—	$—	$4,102,925,618

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$1,257,289

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012